Subsequent Events - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 23, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 25, 2012 USD ($)	Dec. 31, 2014 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China") Office Building USD ($)	Feb. 02, 2015 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China") Subsequent Event	Feb. 02, 2016 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China") Subsequent Event	Feb. 02, 2015 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China") Subsequent Event USD ($)	Feb. 02, 2015 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China") Subsequent Event CNY	Feb. 12, 2015 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") Subsequent Event	Feb. 12, 2016 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") Subsequent Event	Feb. 12, 2015 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") Subsequent Event USD ($)	Feb. 12, 2015 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") Subsequent Event CNY
Subsequent Event [Line Items]
Maturity period of loans						1 year				1 year
Proceeds from short-term borrowing	$ 14,734	$ 487	$ 15,350	$ 5,350				$ 3,195	20,000			$ 6,406	40,000
Annual interest rate		8.40%						7.00%	7.00%			6.16%	6.16%
Property, plant and equipment, net	$ 143,661		$ 94,282		$ 4,109
Frequency of periodic payment	Semi-annually through January 19, 2017						monthly				quarterly
Maturity date						Feb. 02, 2016				Feb. 12, 2016